SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Sales to external customers	$ 947,059	$ 677,243
General and administration	(97,740)	(68,087)
Reversal of impairment of mineral properties, plant and equipment	52,745
Finance items	(8,216)	(14,413)
Income before income taxes	400,175	141,734
Income tax (expense) recovery	(111,398)	(51,416)
Net income	311,064	141,906
Total assets	2,360,641	2,115,532
Total liabilities	625,323	649,459
Material reconciling items
Disclosure of operating segments [line items]
Sales to external customers	947,059	677,243
Cost of sales before depreciation and depletion	(290,396)	(271,500)
Depreciation and depletion in cost of sales	(189,765)	(172,382)
General and administration	(97,740)	(68,087)
Reversal of impairment of mineral properties, plant and equipment	52,745
Other (expenses) income	(13,512)	(9,127)
Finance items	(8,216)	(14,413)
Income before income taxes	400,175	141,734
Income tax (expense) recovery	(111,398)	(51,416)
Net income	288,777	90,318
Total assets	2,360,641	2,115,532
Total liabilities	625,323	649,459
Capital expenditures	218,034	227,766
Mansfield | Material reconciling items
Disclosure of operating segments [line items]
Sales to external customers	294,197	231,911
Cost of sales before depreciation and depletion	(85,349)	(109,675)
Depreciation and depletion in cost of sales	(51,726)	(50,114)
General and administration	(10,745)	(12,163)
Reversal of impairment of mineral properties, plant and equipment	52,745
Other (expenses) income	(13,964)	(4,634)
Finance items	3,242	7,246
Income before income taxes	188,400	62,571
Income tax (expense) recovery	(7,250)	(5,779)
Net income	181,150	56,792
Total assets	649,052	554,396
Total liabilities	66,829	48,597
Capital expenditures	64,073	69,636
Sanu | Material reconciling items
Disclosure of operating segments [line items]
Total assets		178,769
Total liabilities		68,518
Capital expenditures	452	32,401
Sango | Material reconciling items
Disclosure of operating segments [line items]
Sales to external customers	525,778	330,415
Cost of sales before depreciation and depletion	(149,019)	(103,991)
Depreciation and depletion in cost of sales	(120,817)	(107,072)
General and administration	(15,074)	(10,865)
Other (expenses) income	1,382	(6,004)
Finance items	(4,068)	(3,264)
Income before income taxes	238,182	99,219
Income tax (expense) recovery	(81,538)	(33,426)
Net income	156,644	65,793
Total assets	1,011,605	939,303
Total liabilities	293,762	278,899
Capital expenditures	99,849	80,580
Cuzcatlan | Material reconciling items
Disclosure of operating segments [line items]
Total assets		59,098
Total liabilities		33,774
Capital expenditures	89	6,653
Bateas | Material reconciling items
Disclosure of operating segments [line items]
Sales to external customers	127,084	114,917
Cost of sales before depreciation and depletion	(56,028)	(57,834)
Depreciation and depletion in cost of sales	(17,222)	(15,196)
General and administration	(8,533)	(5,809)
Other (expenses) income	(315)	25
Finance items	(1,093)	(430)
Income before income taxes	43,893	35,673
Income tax (expense) recovery	(14,665)	(13,102)
Net income	29,228	22,571
Total assets	162,163	153,586
Total liabilities	56,364	56,625
Capital expenditures	22,535	23,323
Corporate | Material reconciling items
Disclosure of operating segments [line items]
General and administration	(63,388)	(39,250)
Other (expenses) income	(615)	1,486
Finance items	(6,297)	(17,965)
Income before income taxes	(70,300)	(55,729)
Income tax (expense) recovery	(7,945)	891
Net income	(78,245)	(54,838)
Total assets	537,821	230,380
Total liabilities	208,368	163,046
Capital expenditures	$ 31,036	$ 15,173